Segment Reporting - Schedule of the Table Below Provides Information about Group’s Segment (Details) - USD ($) $ in Thousands		6 Months Ended		12 Months Ended
	Jul. 01, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of the Table Below Provides Information about Group’s Segment [Abstract]
Revenues		$ 864	$ 7,117	$ 11,995	$ 37,333
Cost of revenues		(1,549)	(8,265)	(9,327)	(49,014)
Segment gross loss		(685)	(1,148)	2,668	(11,681)
Depreciation and amortization		(357)	(388)	(775)	(800)	(45)
Reversal of expected credit losses		1,049		(65,653)	(85,431)
Salary expenses		(2,605)	(8,712)
Rental expenses		(802)	(1,578)	(3,155)	(4,635)	(1,277)
Other operating expenses	$ (10,000)	(1,454)	(12,058)
Interest (expenses) income, net		(2,551)	21
Other income (expenses), net		6,603	(557)	(22,840)	(18,482)	267
Segment loss		$ (2,351)	$ (32,685)	$ (172,726)	$ (266,695)	$ (48,243)